Taxation - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Tax Examinations Computational Errors
Income Tax Examination [Line Items]
Statute of limitation, period (in years)	3 years
Tax Examinations Underpayment of Taxes Exceeding Threshold Amount
Income Tax Examination [Line Items]
Statute of limitation, period (in years)	5 years
Minimum threshold amount for determining statute of limitation	¥ 100
Tax Examinations Transfer Pricing Issues
Income Tax Examination [Line Items]
Statute of limitation, period (in years)	10 years
Tax Examinations Tax Evasion
Income Tax Examination [Line Items]
Statute of limitation, period (in years)	0 years